LIMITED PARTNERS EQUITY (Details) CAD / shares in Units, $ / shares in Units, CAD in Millions, $ in Millions	1 Months Ended	12 Months Ended
	Feb. 28, 2017 $ / shares	Dec. 31, 2017 CAD shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 USD ($) shares	Jul. 06, 2017 CAD / shares shares
Brookfield Asset Management
Disclosure of limited partners equity [Line Items]
Number of shares outstanding		185,727,567	185,727,567
Ownership percentage		60.00%	60.00%
Brookfield Asset Management | Direct ownership | Ownership interest in BEP
Disclosure of limited partners equity [Line Items]
Ownership percentage		31.00%	31.00%
Brookfield Asset Management | Direct ownership | Ownership interest in BRELP
Disclosure of limited partners equity [Line Items]
Ownership percentage		42.00%	42.00%
Public shareholders
Disclosure of limited partners equity [Line Items]
Ownership percentage		40.00%	40.00%
LP Units
Disclosure of limited partners equity [Line Items]
Number of shares outstanding		180,388,361	180,388,361
Share issue related cost		CAD 15	$ 11
Gross Proceeds From Issuing Shares		CAD 550	422
Dividends recognised as distributions to owners | $			$ 328	$ 281
Dividends paid, ordinary shares per share | $ / shares	$ 1.87
LP Units | Distribution reinvestment plan
Disclosure of limited partners equity [Line Items]
Number of shares issued		302,037	302,037	298,946
LP Units | Brookfield Asset Management
Disclosure of limited partners equity [Line Items]
Number of shares outstanding		56,068,944	56,068,944	51,125,944
Dividends recognised as distributions to owners | $			$ 101	$ 83
LP Units | Brookfield Asset Management | Private Placement
Disclosure of limited partners equity [Line Items]
Number of shares issued					4,943,000
LP Units | Public shareholders
Disclosure of limited partners equity [Line Items]
Dividends recognised as distributions to owners | $			$ 227	$ 198
LP Units | Public shareholders | Ownership interest in BEP
Disclosure of limited partners equity [Line Items]
Maximum units for normal course issuer bid		9,000,000	9,000,000
Percentage of units for normal course issuer bid		5.00%	5.00%
LP Units | Public shareholders | Bought deal
Disclosure of limited partners equity [Line Items]
Gross Proceeds From Issuing Shares		CAD 350	$ 271
Amount Per Share | CAD / shares					CAD 42.15
Number of shares issued					8,304,000
Redeemable/Exchangeable partnership units
Disclosure of limited partners equity [Line Items]
Issue Of Equity Adjustment | $			62
GP interests
Disclosure of limited partners equity [Line Items]
Issue Of Equity Adjustment | $			$ 1
GP interests | Brookfield Asset Management | Ownership interest in BEP
Disclosure of limited partners equity [Line Items]
Ownership percentage		0.01%	0.01%
GP interests | Brookfield Asset Management | Ownership interest in BRELP
Disclosure of limited partners equity [Line Items]
Ownership percentage		1.00%	1.00%